Quarterly Holdings Report
for
Fidelity® Multi-Strategy Credit Fund
March 31, 2025
MSC-NPRT3-0525
1.9910151.101
Alternative Funds - 44.1%
	Shares	Value ($)
Fidelity Private Credit Fund Class I (b) (Cost $20,084,738)	786,841	20,080,656

Asset-Backed Securities - 1.1%
	Principal Amount (a)	Value ($)
GRAND CAYMAN (UK OVERSEAS TER) - 0.5%
Golub Capital Partners Clo 37b Ltd Series 2024-60A Class ER, CME Term SOFR 3 month Index + 6%, 10.3001% 10/25/2034 (c)(d)(e)	250,000	248,148
UNITED STATES - 0.6%
Goldentree Ln Mgmt US Clo 21 Ltd Series 2024-21A Class E, CME Term SOFR 3 month Index + 5.7%, 9.9932% 7/20/2037 (c)(d)(e)	250,000	250,494
TOTAL ASSET-BACKED SECURITIES (Cost $500,000)		498,642

Bank Loan Obligations - 6.1%
	Principal Amount (a)	Value ($)
CANADA - 0.2%
Consumer Discretionary - 0.2%
Hotels, Restaurants & Leisure - 0.2%
Ontario Gaming GTA LP Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5492% 8/1/2030 (d)(e)(f)	113,563	111,632
SWEDEN - 0.1%
Industrials - 0.1%
Commercial Services & Supplies - 0.1%
Anticimex Global AB Tranche B6 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.74% 11/16/2028 (d)(e)(f)	49,875	49,713
UNITED KINGDOM - 1.1%
Communication Services - 0.2%
Entertainment - 0.2%
Crown Finance US Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5727% 12/2/2031 (d)(e)(f)	124,688	123,886
Consumer Discretionary - 0.4%
Hotels, Restaurants & Leisure - 0.4%
City Football Group Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.9394% 7/22/2030 (d)(e)(f)	168,082	165,632
Energy - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
EG America LLC Tranche B2 1LN, term loan CME Term SOFR 3 month Index + 4.25%, 8.5632% 2/7/2028 (d)(e)(f)	208,844	208,696
TOTAL UNITED KINGDOM		498,214
UNITED STATES - 4.7%
Consumer Discretionary - 1.8%
Automobile Components - 0.1%
Power Stop LLC 1LN, term loan CME Term SOFR 3 month Index + 4.75%, 9.1749% 1/26/2029 (d)(e)(f)	69,276	63,864
Broadline Retail - 0.7%
Great Outdoors Group LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.5749% 1/23/2032 (d)(e)(f)	330,653	329,414
Diversified Consumer Services - 0.2%
Spin Holdco Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4%, 8.5618% 3/4/2028 (d)(e)(f)	69,818	58,831
TKC Holdings Inc 1LN, term loan 13.5% 2/14/2027 (d)(f)	52,733	48,778
		107,609
Hotels, Restaurants & Leisure - 0.2%
CE Intermediate I LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 0% 2/6/2032 (d)(e)(f)(g)	100,000	99,438
Household Durables - 0.2%
TGP Holdings III LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 7.6749% 6/29/2028 (d)(e)(f)	84,987	77,328
Specialty Retail - 0.4%
Kodiak BP LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.0461% 11/26/2031 (d)(e)(f)	5,000	4,792
LBM Acquisition LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.75%, 8.1748% 6/6/2031 (d)(e)(f)	57,587	52,995
RVR Dealership Holdings LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.1749% 2/8/2028 (d)(e)(f)	118,772	105,312
		163,099
TOTAL CONSUMER DISCRETIONARY		840,752

Financials - 0.2%
Capital Markets - 0.0%
AssuredPartners Inc Tranche B5 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 2/14/2031 (d)(e)(f)	4,975	4,978
Financial Services - 0.2%
Nexus Buyer LLC Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.5%, 7.8249% 7/31/2031 (d)(e)(f)	109,725	109,016
TOTAL FINANCIALS		113,994

Health Care - 0.2%
Pharmaceuticals - 0.2%
1261229 BC Ltd Tranche B 1LN, term loan CME Term SOFR 1 month Index + 6.25%, 0% 9/25/2030 (d)(e)(f)(g)	100,000	96,000
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
Brand Industrial Services Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7907% 8/1/2030 (d)(e)(f)	4,950	4,672
GEO Group Inc/The Tranche B 1LN, term loan CME Term SOFR 1 month Index + 5.25%, 9.5772% 4/14/2029 (d)(e)(f)	7,129	7,197
		11,869
Information Technology - 2.3%
IT Services - 0.3%
X Corp 1LN, term loan 9.5% 10/29/2029 (f)	100,000	102,518
Software - 2.0%
Applied Systems Inc 2LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7992% 2/23/2032 (d)(e)(f)	5,000	5,103
Applied Systems Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 2.75%, 7.0492% 2/24/2031 (d)(e)(f)	198,503	198,326
Avalara Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3.25%, 0% 3/29/2032 (d)(e)(f)(g)	50,000	49,766
Cloud Software Group Inc Tranche B1 1LN, term loan CME Term SOFR 3 month Index + 3.5%, 7.7992% 3/29/2029 (d)(e)(f)	77,805	77,009
Dcert Buyer Inc 1LN, term loan CME Term SOFR 1 month Index + 4%, 8.3249% 10/16/2026 (d)(e)(f)	84,334	81,889
Dcert Buyer Inc Tranche B 2LN, term loan CME Term SOFR 1 month Index + 7%, 11.3249% 2/19/2029 (d)(e)(f)	30,000	24,087
Ellucian Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 3%, 7.3249% 10/29/2029 (d)(e)(f)	55,217	55,069
Modena Buyer LLC 1LN, term loan CME Term SOFR 3 month Index + 4.5%, 8.7908% 7/1/2031 (d)(e)(f)	99,750	96,466
Polaris Newco LLC Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3.75%, 8.3024% 6/2/2028 (d)(e)(f)	109,152	104,281
RealPage Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.5608% 4/22/2028 (d)(e)(f)	34,377	33,883
UKG Inc Tranche B 1LN, term loan CME Term SOFR 3 month Index + 3%, 7.2998% 2/10/2031 (d)(e)(f)	152,858	152,452
		878,331
TOTAL INFORMATION TECHNOLOGY		980,849

Materials - 0.2%
Chemicals - 0.2%
M2S Group Intermediate Holdings Inc Tranche B 1LN, term loan CME Term SOFR 1 month Index + 4.75%, 9.0501% 8/22/2031 (d)(e)(f)	87,931	84,194
TOTAL UNITED STATES		2,127,658
TOTAL BANK LOAN OBLIGATIONS (Cost $2,810,342)		2,787,217

Commercial Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.5%
BX Trust Series 2021-MFM1 Class E, CME Term SOFR 1 month Index + 2.3645%, 6.6835% 1/15/2034 (c)(d)(e)	70,000	69,350
Hilton USA Trust Series 2016-HHV Class E, 4.1935% 11/5/2038 (c)(d)	100,000	96,877
MHC Commercial Mortgage Trust Series 2021-MHC Class F, CME Term SOFR 1 month Index + 2.7154%, 7.0344% 4/15/2038 (c)(d)(e)	80,000	79,800
TOTAL UNITED STATES		246,027
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $236,972)		246,027

Common Stocks - 0.0%
	Shares	Value ($)
UNITED STATES - 0.0%
Industrials - 0.0%
Commercial Services & Supplies - 0.0%
GEO Group Inc/The (h) (Cost $4,492)	354	10,340

Convertible Corporate Bonds - 3.5%
	Principal Amount (a)	Value ($)
CHINA - 0.2%
Consumer Discretionary - 0.2%
Broadline Retail - 0.1%
Alibaba Group Holding Ltd 0.5% 6/1/2031 (c)	16,000	22,848
JD.com Inc 0.25% 6/1/2029 (c)	28,000	32,285
		55,133
Hotels, Restaurants & Leisure - 0.1%
Trip.com Group Ltd 0.75% 6/15/2029 (c)	32,000	37,840
TOTAL CONSUMER DISCRETIONARY		92,973

Information Technology - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
indie Semiconductor Inc 3.5% 12/15/2029 (c)	13,000	9,466
TOTAL CHINA		102,439
UNITED STATES - 3.3%
Communication Services - 0.5%
Entertainment - 0.3%
Liberty Media Corp-Liberty Formula One 2.25% 8/15/2027	40,000	48,600
Live Nation Entertainment Inc 2.875% 1/15/2030 (c)	50,000	51,750
		100,350
Interactive Media & Services - 0.0%
Snap Inc 0.5% 5/1/2030 (c)	20,000	16,490
Media - 0.2%
EchoStar Corp 3.875% 11/30/2030 pay-in-kind	83,763	93,495
TOTAL COMMUNICATION SERVICES		210,335

Consumer Discretionary - 0.7%
Automobile Components - 0.1%
LCI Industries 3% 3/1/2030 (c)	50,000	48,969
Automobiles - 0.0%
Lucid Group Inc 1.25% 12/15/2026 (c)	12,000	9,487
Hotels, Restaurants & Leisure - 0.4%
NCL Corp Ltd 1.125% 2/15/2027	25,000	24,263
Penn Entertainment Inc 2.75% 5/15/2026	19,000	19,440
Vail Resorts Inc 0% 1/1/2026 (i)	124,000	119,195
		162,898
Household Durables - 0.1%
Meritage Homes Corp 1.75% 5/15/2028 (c)	32,000	31,264
Leisure Products - 0.1%
Peloton Interactive Inc 0% 2/15/2026 (j)	37,000	34,919
Topgolf Callaway Brands Corp 2.75% 5/1/2026	33,000	32,043
		66,962
TOTAL CONSUMER DISCRETIONARY		319,580

Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Centrus Energy Corp 2.25% 11/1/2030 (c)	8,000	7,485
Financials - 0.1%
Consumer Finance - 0.0%
Upstart Holdings Inc 1% 11/15/2030 (c)	11,000	9,625
Financial Services - 0.1%
Affirm Holdings Inc 0.75% 12/15/2029 (c)	21,000	18,501
TOTAL FINANCIALS		28,126

Health Care - 0.1%
Biotechnology - 0.1%
Alnylam Pharmaceuticals Inc 1% 9/15/2027	32,000	36,848
Health Care Equipment & Supplies - 0.0%
iRhythm Technologies Inc 1.5% 9/1/2029	26,000	27,001
TOTAL HEALTH CARE		63,849

Industrials - 0.1%
Construction & Engineering - 0.0%
Fluor Corp 1.125% 8/15/2029	11,000	11,688
Ground Transportation - 0.1%
Lyft Inc 0.625% 3/1/2029	23,000	22,195
Passenger Airlines - 0.0%
JetBlue Airways Corp 2.5% 9/1/2029 (c)	9,000	9,242
Professional Services - 0.0%
Parsons Corp 2.625% 3/1/2029	15,000	14,948
TOTAL INDUSTRIALS		58,073

Information Technology - 1.4%
Communications Equipment - 0.1%
Lumentum Holdings Inc 0.5% 6/15/2028	27,000	24,881
Electronic Equipment, Instruments & Components - 0.0%
PAR Technology Corp 1% 1/15/2030 (c)	23,000	21,632
IT Services - 0.0%
Snowflake Inc 0% 10/1/2029 (c)(j)	18,000	21,050
Semiconductors & Semiconductor Equipment - 0.6%
Microchip Technology Inc 0.75% 6/1/2030 (c)	52,000	48,594
MKS Instruments Inc 1.25% 6/1/2030 (c)	73,000	65,664
ON Semiconductor Corp 0.5% 3/1/2029	102,000	87,853
Semtech Corp 1.625% 11/1/2027	7,000	8,609
Synaptics Inc 0.75% 12/1/2031 (c)	24,000	22,560
Veeco Instruments Inc 2.875% 6/1/2029	14,000	14,700
Wolfspeed Inc 0.25% 2/15/2028	28,000	6,678
Wolfspeed Inc 1.875% 12/1/2029	34,000	7,310
		261,968
Software - 0.7%
Alkami Technology Inc 1.5% 3/15/2030 (c)	25,000	26,788
BILL Holdings Inc 0% 4/1/2030 (c)(i)	66,000	53,592
BlackLine Inc 1% 6/1/2029 (c)	32,000	31,582
Datadog Inc 0% 12/1/2029 (c)(j)	58,000	50,373
Five9 Inc 1% 3/15/2029	34,000	28,951
Nutanix Inc 0.25% 10/1/2027	10,000	13,305
Progress Software Corp 3.5% 3/1/2030	10,000	10,499
Riot Platforms Inc 0.75% 1/15/2030 (c)	22,000	16,959
Unity Software Inc 0% 3/15/2030 (c)(j)	45,000	40,545
Varonis Systems Inc 1% 9/15/2029 (c)	41,000	37,638
		310,232
TOTAL INFORMATION TECHNOLOGY		639,763

Real Estate - 0.3%
Real Estate Management & Development - 0.2%
Anywhere Real Estate Group LLC / Realogy Co-Issuer Corp 0.25% 6/15/2026	30,000	27,840
Redfin Corp 0.5% 4/1/2027	63,000	55,035
		82,875
Specialized REITs - 0.1%
Digital Realty Trust LP 1.875% 11/15/2029 (c)	43,000	42,583
TOTAL REAL ESTATE		125,458

Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp 4.25% 12/1/2027	45,000	47,543
Independent Power and Renewable Electricity Producers - 0.0%
Sunnova Energy International Inc 2.625% 2/15/2028	28,000	2,240
TOTAL UTILITIES		49,783

TOTAL UNITED STATES		1,502,452
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,694,151)		1,604,891

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
UNITED STATES - 0.3%
Financials - 0.1%
Capital Markets - 0.1%
Ares Management Corp 6.75% Series B	400	19,072
Financial Services - 0.0%
Apollo Global Management Inc Series A, 6.75%	200	14,682
TOTAL FINANCIALS		33,754

Industrials - 0.0%
Aerospace & Defense - 0.0%
Boeing Co Series A, 6%	400	23,612
Information Technology - 0.1%
Software - 0.1%
MicroStrategy Inc 8%	300	25,194
Utilities - 0.1%
Electric Utilities - 0.1%
PG&E Corp Series A, 6%	800	35,200
TOTAL UNITED STATES		117,760
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $112,816)		117,760

Non-Convertible Corporate Bonds - 32.7%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Materials - 0.3%
Metals & Mining - 0.3%
Mineral Resources Ltd 8% 11/1/2027 (c)	125,000	123,496
Mineral Resources Ltd 9.25% 10/1/2028 (c)	10,000	9,999

TOTAL AUSTRALIA		133,495
BRAZIL - 0.1%
Materials - 0.1%
Metals & Mining - 0.1%
ERO Copper Corp 6.5% 2/15/2030 (c)	70,000	67,995
CANADA - 2.7%
Consumer Discretionary - 0.3%
Hotels, Restaurants & Leisure - 0.3%
1011778 BC ULC / New Red Finance Inc 3.5% 2/15/2029 (c)	105,000	97,032
Ontario Gaming GTA LP/OTG Co-Issuer Inc 8% 8/1/2030 (c)	40,000	39,782
		136,814
Consumer Staples - 0.1%
Household Products - 0.1%
Kronos Acquisition Holdings Inc 8.25% 6/30/2031 (c)	65,000	57,648
Energy - 2.0%
Oil, Gas & Consumable Fuels - 2.0%
Enbridge Inc 8.5% 1/15/2084 (d)	450,000	495,631
Parkland Corp 6.625% 8/15/2032 (c)	100,000	99,942
Transcanada Trust 5.6% 3/7/2082 (d)	55,000	51,394
Transcanada Trust 5.625% 5/20/2075 (d)	225,000	224,793
		871,760
Information Technology - 0.1%
Software - 0.1%
Open Text Corp 6.9% 12/1/2027 (c)	60,000	62,100
Materials - 0.1%
Chemicals - 0.1%
Methanex Corp 5.65% 12/1/2044	70,000	57,542
Utilities - 0.1%
Gas Utilities - 0.1%
AltaGas Ltd 7.2% 10/15/2054 (c)(d)	45,000	44,392
TOTAL CANADA		1,230,256
FRANCE - 0.9%
Communication Services - 0.7%
Diversified Telecommunication Services - 0.7%
Altice France SA 5.125% 7/15/2029 (c)	60,000	47,000
Altice France SA 5.5% 1/15/2028 (c)	5,000	3,995
Altice France SA 5.5% 10/15/2029 (c)	175,000	138,662
Altice France SA 8.125% 2/1/2027 (c)	145,000	129,653
		319,310
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA 7.5% 4/15/2032 (c)	95,000	99,287
TOTAL FRANCE		418,597
GERMANY - 0.1%
Materials - 0.1%
Chemicals - 0.1%
Cerdia Finanz GmbH 9.375% 10/3/2031 (c)	50,000	51,110
IRELAND - 0.9%
Financials - 0.7%
Consumer Finance - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 1/31/2056 (d)	150,000	148,611
Financial Services - 0.4%
GGAM Finance Ltd 5.875% 3/15/2030 (c)	95,000	93,755
GGAM Finance Ltd 6.875% 4/15/2029 (c)	30,000	30,357
GGAM Finance Ltd 8% 6/15/2028 (c)	25,000	26,215
		150,327
TOTAL FINANCIALS		298,938

Industrials - 0.2%
Air Freight & Logistics - 0.2%
AerCap Global Aviation Trust 6.5% 6/15/2045 (c)(d)	90,000	89,964
TOTAL IRELAND		388,902
LUXEMBOURG - 0.1%
Information Technology - 0.1%
Software - 0.1%
ION Trading Technologies Sarl 5.75% 5/15/2028 (c)	60,000	55,828
MEXICO - 0.1%
Energy - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Petroleos Mexicanos 6.95% 1/28/2060	70,000	47,452
NORWAY - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Seadrill Finance Ltd 8.375% 8/1/2030 (c)	50,000	49,964
PANAMA - 0.1%
Communication Services - 0.1%
Wireless Telecommunication Services - 0.1%
C&W Senior Finance Ltd 9% 1/15/2033 (c)	60,000	59,017
UNITED KINGDOM - 0.7%
Consumer Discretionary - 0.7%
Automobile Components - 0.6%
Macquarie Airfinance Holdings Ltd 6.4% 3/26/2029 (c)	200,000	206,725
Macquarie Airfinance Holdings Ltd 6.5% 3/26/2031 (c)	30,000	31,239
Macquarie Airfinance Holdings Ltd 8.375% 5/1/2028 (c)	25,000	26,061
		264,025
Automobiles - 0.1%
Mclaren Finance PLC 7.5% 8/1/2026 (c)	40,000	39,650
TOTAL UNITED KINGDOM		303,675
UNITED STATES - 26.4%
Communication Services - 4.2%
Diversified Telecommunication Services - 0.7%
Frontier Communications Holdings LLC 8.75% 5/15/2030 (c)	65,000	68,473
Level 3 Financing Inc 10.5% 5/15/2030 (c)	65,000	69,647
Level 3 Financing Inc 11% 11/15/2029 (c)	15,448	17,217
Level 3 Financing Inc 3.75% 7/15/2029 (c)	30,000	21,824
Level 3 Financing Inc 4% 4/15/2031 (c)	125,000	93,751
Zayo Group Holdings Inc 4% 3/1/2027 (c)	50,000	45,542
		316,454
Media - 3.5%
CCO Holdings LLC / CCO Holdings Capital Corp 4.25% 1/15/2034 (c)	410,000	337,226
Charter Communications Operating LLC / Charter Communications Operating Capital 3.7% 4/1/2051	93,000	58,648
Clear Channel Outdoor Holdings Inc 7.875% 4/1/2030 (c)	50,000	49,022
Clear Channel Outdoor Holdings Inc 9% 9/15/2028 (c)	35,000	35,947
CSC Holdings LLC 3.375% 2/15/2031 (c)	225,000	160,959
CSC Holdings LLC 5% 11/15/2031 (c)	125,000	59,063
CSC Holdings LLC 6.5% 2/1/2029 (c)	50,000	41,375
DISH DBS Corp 5.125% 6/1/2029	255,000	166,374
EchoStar Corp 10.75% 11/30/2029	206,000	216,045
EchoStar Corp 6.75% 11/30/2030 pay-in-kind (d)	112,465	102,044
Sirius XM Radio LLC 3.875% 9/1/2031 (c)	50,000	42,760
Univision Communications Inc 4.5% 5/1/2029 (c)	50,000	44,176
Univision Communications Inc 7.375% 6/30/2030 (c)	200,000	191,074
Warnermedia Holdings Inc 5.141% 3/15/2052	45,000	32,804
Warnermedia Holdings Inc 5.391% 3/15/2062	60,000	43,434
		1,580,951
TOTAL COMMUNICATION SERVICES		1,897,405

Consumer Discretionary - 3.7%
Automobile Components - 0.1%
Hertz Corp/The 4.625% 12/1/2026 (c)	40,000	27,880
Patrick Industries Inc 6.375% 11/1/2032 (c)	40,000	38,771
		66,651
Broadline Retail - 0.0%
Wayfair LLC 7.25% 10/31/2029 (c)	20,000	19,151
Diversified Consumer Services - 0.2%
TKC Holdings Inc 6.875% 5/15/2028 (c)	75,000	74,515
Hotels, Restaurants & Leisure - 2.5%
Affinity Interactive 6.875% 12/15/2027 (c)	80,000	60,625
Boyd Gaming Corp 4.75% 6/15/2031 (c)	185,000	170,622
Caesars Entertainment Inc 7% 2/15/2030 (c)	60,000	60,822
Carnival Corp 4% 8/1/2028 (c)	175,000	167,423
Churchill Downs Inc 5.5% 4/1/2027 (c)	150,000	148,811
Churchill Downs Inc 6.75% 5/1/2031 (c)	60,000	60,473
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co Inc 4.625% 1/15/2029 (c)	70,000	64,470
Hilton Domestic Operating Co Inc 3.75% 5/1/2029 (c)	120,000	111,941
Light & Wonder International Inc 7.5% 9/1/2031 (c)	40,000	40,975
Royal Caribbean Cruises Ltd 3.7% 3/15/2028	185,000	176,590
Yum! Brands Inc 3.625% 3/15/2031	100,000	89,581
		1,152,333
Specialty Retail - 0.8%
Bath & Body Works Inc 6.875% 11/1/2035	105,000	106,360
Carvana Co 5.625% 10/1/2025 (c)	175,000	174,125
Hudson Automotive Group 8% 5/15/2032 (c)	15,000	15,461
LCM Investments Holdings II LLC 8.25% 8/1/2031 (c)	25,000	25,947
Wand NewCo 3 Inc 7.625% 1/30/2032 (c)	25,000	25,584
		347,477
Textiles, Apparel & Luxury Goods - 0.1%
Wolverine World Wide Inc 4% 8/15/2029 (c)	45,000	38,075
TOTAL CONSUMER DISCRETIONARY		1,698,202

Consumer Staples - 1.4%
Consumer Staples Distribution & Retail - 0.9%
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 4.875% 2/15/2030 (c)	270,000	257,947
Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC 6.25% 3/15/2033 (c)	25,000	25,243
KeHE Distributors LLC / KeHE Finance Corp / NextWave Distribution Inc 9% 2/15/2029 (c)	125,000	128,576
Walgreens Boots Alliance Inc 8.125% 8/15/2029	20,000	20,422
		432,188
Food Products - 0.5%
Fiesta Purchaser Inc 9.625% 9/15/2032 (c)	75,000	77,072
Post Holdings Inc 5.5% 12/15/2029 (c)	135,000	131,219
		208,291
TOTAL CONSUMER STAPLES		640,479

Energy - 3.4%
Energy Equipment & Services - 0.6%
Diamond Foreign Asset Co / Diamond Finance LLC 8.5% 10/1/2030 (c)	50,000	51,238
Nabors Industries Inc 9.125% 1/31/2030 (c)	40,000	40,013
Transocean Inc 8% 2/1/2027 (c)	18,000	17,932
Transocean Inc 8.5% 5/15/2031 (c)	100,000	97,169
Transocean Inc 8.75% 2/15/2030 (c)	52,000	54,007
		260,359
Oil, Gas & Consumable Fuels - 2.8%
Comstock Resources Inc 5.875% 1/15/2030 (c)	50,000	47,220
CVR CHC LP 8.5% 1/15/2029 (c)	15,000	14,401
Delek Logistics Partners LP / Delek Logistics Finance Corp 7.125% 6/1/2028 (c)	140,000	140,311
Energy Transfer LP 6% 2/1/2029 (c)	205,000	208,442
Energy Transfer LP 8% 5/15/2054 (d)	20,000	21,047
EQT Corp 4.5% 1/15/2029 (c)	107,000	103,639
Harvest Midstream I LP 7.5% 5/15/2032 (c)	100,000	102,767
Hess Midstream Operations LP 5.125% 6/15/2028 (c)	130,000	127,981
Northern Oil & Gas Inc 8.75% 6/15/2031 (c)	70,000	71,397
PBF Holding Co LLC / PBF Finance Corp 6% 2/15/2028	20,000	18,601
PBF Holding Co LLC / PBF Finance Corp 7.875% 9/15/2030 (c)	35,000	30,652
Sitio Royalties Operating Partnership LP / Sitio Finance Corp 7.875% 11/1/2028 (c)	155,000	159,544
Sunoco LP / Sunoco Finance Corp 4.5% 5/15/2029	75,000	71,028
Sunoco LP 6.25% 7/1/2033 (c)	35,000	35,037
Sunoco LP 7.25% 5/1/2032 (c)	25,000	25,819
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp 6% 9/1/2031 (c)	115,000	108,716
		1,286,602
TOTAL ENERGY		1,546,961

Financials - 2.3%
Capital Markets - 0.3%
BroadStreet Partners Inc 5.875% 4/15/2029 (c)	55,000	52,852
Coinbase Global Inc 3.375% 10/1/2028 (c)	55,000	49,653
Coinbase Global Inc 3.625% 10/1/2031 (c)	25,000	21,148
		123,653
Consumer Finance - 0.4%
OneMain Finance Corp 4% 9/15/2030	185,000	162,976
Financial Services - 0.4%
Block Inc 3.5% 6/1/2031	155,000	136,277
Icahn Enterprises LP / Icahn Enterprises Finance Corp 10% 11/15/2029 (c)	10,000	9,930
Icahn Enterprises LP / Icahn Enterprises Finance Corp 4.375% 2/1/2029	60,000	49,989
		196,196
Insurance - 1.2%
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 6.5% 10/1/2031 (c)	60,000	58,901
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer 7.375% 10/1/2032 (c)	185,000	185,813
HUB International Ltd 5.625% 12/1/2029 (c)	105,000	101,563
Panther Escrow Issuer LLC 7.125% 6/1/2031 (c)	110,000	112,082
USI Inc/NY 7.5% 1/15/2032 (c)	90,000	91,816
		550,175
TOTAL FINANCIALS		1,033,000

Health Care - 2.0%
Health Care Equipment & Supplies - 0.3%
Medline Borrower LP 3.875% 4/1/2029 (c)	125,000	116,842
Health Care Providers & Services - 1.0%
CHS/Community Health Systems Inc 4.75% 2/15/2031 (c)	55,000	43,476
CHS/Community Health Systems Inc 5.25% 5/15/2030 (c)	165,000	136,133
DaVita Inc 6.875% 9/1/2032 (c)	60,000	60,337
HAH Group Holding Co LLC 9.75% 10/1/2031 (c)	25,000	24,075
Tenet Healthcare Corp 4.25% 6/1/2029	210,000	197,840
		461,861
Pharmaceuticals - 0.7%
1261229 BC Ltd 10% 4/15/2032 (c)(k)(l)	100,000	99,386
Bausch Health Cos Inc 4.875% 6/1/2028 (c)	70,000	56,525
Bausch Health Cos Inc 6.25% 2/15/2029 (c)	70,000	46,758
Organon & Co / Organon Foreign Debt Co-Issuer BV 4.125% 4/30/2028 (c)	140,000	130,838
		333,507
TOTAL HEALTH CARE		912,210

Industrials - 3.4%
Aerospace & Defense - 0.8%
Axon Enterprise Inc 6.25% 3/15/2033 (c)	30,000	30,308
TransDigm Inc 4.625% 1/15/2029	210,000	199,389
TransDigm Inc 6.75% 8/15/2028 (c)	135,000	136,519
TransDigm Inc 7.125% 12/1/2031 (c)	15,000	15,433
		381,649
Air Freight & Logistics - 0.2%
Rand Parent LLC 8.5% 2/15/2030 (c)	110,000	108,901
Building Products - 0.2%
Builders FirstSource Inc 4.25% 2/1/2032 (c)	70,000	62,623
Masterbrand Inc 7% 7/15/2032 (c)	20,000	19,963
		82,586
Commercial Services & Supplies - 1.5%
Allied Universal Holdco LLC 7.875% 2/15/2031 (c)	100,000	101,275
Artera Services LLC 8.5% 2/15/2031 (c)	125,000	116,640
Brand Industrial Services Inc 10.375% 8/1/2030 (c)	50,000	47,700
Brink's Co/The 6.5% 6/15/2029 (c)	120,000	121,645
GEO Group Inc/The 10.25% 4/15/2031	45,000	48,914
GEO Group Inc/The 8.625% 4/15/2029	50,000	52,478
GFL Environmental Inc 3.5% 9/1/2028 (c)	95,000	89,763
Neptune Bidco US Inc 9.29% 4/15/2029 (c)	55,000	47,438
OT Midco Inc 10% 2/15/2030 (c)	35,000	29,895
Reworld Holding Corp 4.875% 12/1/2029 (c)	51,000	47,436
		703,184
Ground Transportation - 0.2%
Uber Technologies Inc 4.5% 8/15/2029 (c)	70,000	68,764
Machinery - 0.0%
Chart Industries Inc 7.5% 1/1/2030 (c)	25,000	25,928
Passenger Airlines - 0.1%
American Airlines Inc 8.5% 5/15/2029 (c)	30,000	30,456
Professional Services - 0.1%
Amentum Holdings Inc 7.25% 8/1/2032 (c)	30,000	29,510
KBR Inc 4.75% 9/30/2028 (c)	10,000	9,507
		39,017
Trading Companies & Distributors - 0.3%
United Rentals North America Inc 3.75% 1/15/2032	50,000	44,146
United Rentals North America Inc 3.875% 11/15/2027	90,000	86,930
		131,076
TOTAL INDUSTRIALS		1,571,561

Information Technology - 2.2%
Communications Equipment - 0.2%
CommScope LLC 4.75% 9/1/2029 (c)	61,000	54,232
CommScope LLC 9.5% 12/15/2031 (c)	42,000	43,260
		97,492
Electronic Equipment, Instruments & Components - 0.1%
CPI CG Inc 10% 7/15/2029 (c)	15,000	15,966
Insight Enterprises Inc 6.625% 5/15/2032 (c)	20,000	20,157
Lightning Power LLC 7.25% 8/15/2032 (c)	25,000	25,740
		61,863
IT Services - 0.4%
Go Daddy Operating Co LLC / GD Finance Co Inc 3.5% 3/1/2029 (c)	145,000	134,321
Sabre GLBL Inc 8.625% 6/1/2027 (c)	60,000	59,375
		193,696
Semiconductors & Semiconductor Equipment - 0.1%
Wolfspeed Inc 7.9583% 6/23/2030 (c)(m)(n)(o)	40,112	39,060
Software - 1.3%
Cloud Software Group Inc 6.5% 3/31/2029 (c)	145,000	140,951
Cloud Software Group Inc 9% 9/30/2029 (c)	60,000	59,843
Elastic NV 4.125% 7/15/2029 (c)	70,000	65,275
Gen Digital Inc 6.25% 4/1/2033 (c)	80,000	79,636
Helios Software Holdings Inc / ION Corporate Solutions Finance Sarl 8.75% 5/1/2029 (c)	100,000	99,845
UKG Inc 6.875% 2/1/2031 (c)	100,000	101,444
		546,994
Technology Hardware, Storage & Peripherals - 0.1%
Seagate HDD Cayman 8.25% 12/15/2029	40,000	42,531
TOTAL INFORMATION TECHNOLOGY		981,636

Materials - 2.0%
Chemicals - 0.4%
Chemours Co/The 5.75% 11/15/2028 (c)	105,000	96,846
LSB Industries Inc 6.25% 10/15/2028 (c)	50,000	48,172
Scih Salt Hldgs Inc 4.875% 5/1/2028 (c)	30,000	28,534
		173,552
Containers & Packaging - 0.7%
Ball Corp 6% 6/15/2029	185,000	187,147
Graphic Packaging International LLC 3.75% 2/1/2030 (c)	140,000	127,812
		314,959
Metals & Mining - 0.8%
ATI Inc 5.875% 12/1/2027	155,000	153,942
Carpenter Technology Corp 6.375% 7/15/2028	55,000	54,829
Carpenter Technology Corp 7.625% 3/15/2030	40,000	41,202
Cleveland-Cliffs Inc 4.625% 3/1/2029 (c)	140,000	130,097
		380,070
Paper & Forest Products - 0.1%
LABL Inc 9.5% 11/1/2028 (c)	60,000	50,728
TOTAL MATERIALS		919,309

Real Estate - 0.8%
Diversified REITs - 0.0%
Uniti Group LP / Uniti Group Finance 2019 Inc / CSL Capital LLC 10.5% 2/15/2028 (c)	62,000	65,862
Health Care REITs - 0.4%
MPT Operating Partnership LP / MPT Finance Corp 5% 10/15/2027	155,000	140,021
MPT Operating Partnership LP / MPT Finance Corp 8.5% 2/15/2032 (c)	30,000	30,561
		170,582
Specialized REITs - 0.4%
Iron Mountain Inc 4.5% 2/15/2031 (c)	50,000	45,834
Iron Mountain Inc 4.875% 9/15/2029 (c)	125,000	119,315
		165,149
TOTAL REAL ESTATE		401,593

Utilities - 1.0%
Electric Utilities - 0.6%
NRG Energy Inc 6% 2/1/2033 (c)	110,000	107,012
PG&E Corp 7.375% 3/15/2055 (d)	50,000	49,143
Southern Co/The 4% 1/15/2051 (d)	65,000	64,174
Vistra Operations Co LLC 7.75% 10/15/2031 (c)	50,000	52,362
		272,691
Multi-Utilities - 0.4%
CMS Energy Corp 3.75% 12/1/2050 (d)	125,000	109,776
Sempra 4.125% 4/1/2052 (d)	65,000	61,078
		170,854
TOTAL UTILITIES		443,545

TOTAL UNITED STATES		12,045,901
ZAMBIA - 0.2%
Materials - 0.2%
Metals & Mining - 0.2%
First Quantum Minerals Ltd 8.625% 6/1/2031 (c)	75,000	76,594
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $14,786,872)		14,928,786

Non-Convertible Preferred Stocks - 0.1%
	Shares	Value ($)
UNITED STATES - 0.1%
Financials - 0.1%
Capital Markets - 0.1%
Morgan Stanley 6.625%	1,300	33,150
Information Technology - 0.0%
Software - 0.0%
MicroStrategy Inc Series A, 10%	300	27,900
TOTAL UNITED STATES		61,050
TOTAL NON-CONVERTIBLE PREFERRED STOCKS (Cost $58,000)		61,050

Preferred Securities - 5.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 5.7%
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
BP Capital Markets PLC 6.45% (d)(p)	100,000	102,573
Energy Transfer LP 6.625% (d)(p)	135,000	134,218
Energy Transfer LP 6.75% (d)(p)	160,000	164,069
Energy Transfer LP Series G, 7.125% (d)(p)	275,000	285,680
Plains All American Pipeline LP CME Term SOFR 3 month Index + 4.11%, 8.6946% (d)(e)(p)	100,000	100,868
		787,408
Financials - 3.7%
Banks - 2.9%
Citigroup Inc 6.95% (d)(p)	230,000	231,492
JPMorgan Chase & Co 4% (d)(p)	395,000	404,085
JPMorgan Chase & Co 6.5% (d)(p)	405,000	418,663
JPMorgan Chase & Co 6.875% (d)(p)	135,000	142,630
Wells Fargo & Co 3.9% (d)(p)	115,000	112,891
		1,309,761
Capital Markets - 0.1%
Goldman Sachs Group Inc/The 6.85% (d)(p)	60,000	61,507
Consumer Finance - 0.6%
Ally Financial Inc 4.7% (d)(p)	125,000	108,193
Discover Financial Services 5.5% (d)(p)	105,000	103,684
Discover Financial Services 6.125% (d)(p)	45,000	44,979
		256,856
Insurance - 0.1%
Alliant Holdings LP 10.5% (d)(m)(p)	42,159	41,586
TOTAL FINANCIALS		1,669,710

Industrials - 0.3%
Trading Companies & Distributors - 0.3%
Air Lease Corp 6% (d)(p)	35,000	34,246
Aircastle Ltd 5.25% (c)(d)(p)	100,000	98,336
		132,582
Utilities - 0.0%
Electric Utilities - 0.0%
Edison International 5.375% (d)(p)	15,000	14,389
TOTAL UNITED STATES		2,604,089
TOTAL PREFERRED SECURITIES (Cost $2,512,197)		2,604,089

Money Market Funds - 6.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (q) (Cost $2,822,381)	4.32	2,821,817	2,822,381

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $45,622,961)	45,761,839
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(156,821)
NET ASSETS - 100.0%	45,605,018

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Affiliated Fund
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,525,420 or 27.5% of net assets.

(d)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(g)	A coupon rate of 0% signifies an unsettled loan. The coupon rate will be determined upon settlement of the loan after period end.
(h)	Non-income producing
(i)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(j)	Principal Only Strips represent the right to receive the monthly principal payments.
(k)	A portion of the security sold on a delayed delivery basis.
(l)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(m)	Level 3 security
(n)
Position or a portion of the position represents an unfunded loan commitment.  At period end, the total principal amount and market value of unfunded commitments totaled $26,667 and $25,967, respectively.

(o)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(p)	Security is perpetual in nature with no stated maturity date.
(q)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	743,825	26,518,966	24,440,410	47,161	-	-	2,822,381	2,821,817	0.0%
Total	743,825	26,518,966	24,440,410	47,161	-	-	2,822,381

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Private Credit Fund Class I	11,177,033	9,129,648	-	1,400,749	-	(226,025)	20,080,656	786,841
	11,177,033	9,129,648	-	1,400,749	-	(226,025)	20,080,656

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  Bank Loan Obligations, Convertible Corporate Bonds, Non-Convertible Corporate Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Fidelity Private Credit Fund is valued at its net asset value (NAV) each month end and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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